Tax On Profit On Ordinary Activities - Rate Reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit on ordinary activities before taxation	£ 26,980	£ 114,163		£ 102,379
Profit on ordinary activities at U.K. statutory rate	6,745	23,403		19,452
Differences in overseas tax rates	(5,094)	(267)		(2,467)
Impact of share-based compensation	4,182	1,390		1,223
Non taxable fair value movement on financial liabilities	(2,338)	(2,430)		0
Tax incentives and non deductible items	(663)	(867)		(1,359)
Adjustments related to prior periods	2,760	(354)		(502)
Tax on unremitted earnings/withholding tax on dividends	2,373	1,209		2,876
Impact of rate change on deferred tax	1,893	(2,084)		63
Total tax expense (income)	£ 9,858	£ 20,000	[1]	£ 19,286	[1]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	25.00%	20.50%		19.00%
Differences in overseas tax rates	(18.90%)	(0.20%)		(2.40%)
Impact of share-based compensation	15.50%	1.20%		1.20%
Non taxable fair value movement on financial liabilities	(8.70%)	(2.10%)		0.00%
Tax incentives and non deductible items	(2.50%)	(0.80%)		(1.30%)
Adjustments related to prior periods	10.20%	(0.30%)		(0.50%)
Tax on unremitted earnings/withholding tax on dividends	8.80%	1.10%		2.80%
Impact of rate change on deferred tax	7.00%	(1.80%)		0.10%
Total	36.50%	17.50%		18.80%

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities